Deferred Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenues
Note 14 — Deferred Revenues
The Company records deferred revenues for payments received or billed but not earned for various activities.
Deferred mini-vacations and sampler programs revenue—sold but unused trial VOIs. This revenue is recognized when the purchaser completes a stay at one of the Company’s resorts or the trial period expires, whichever is earlier. Such revenue is recorded as a reduction to Vacation Interest carrying cost in accordance with ASC 978, with the exception of the Company’s European sampler product and a U.S. fixed-term product, both of which are three years in duration and, as such, are treated as Vacation Interest sales revenue.
THE Club deferred revenue—THE Club annual membership fees billed to members (offset by an estimated uncollectible amount) and amortized ratably over a one-year period and optional reservation protection fees recognized over an approximate life of the member's reservation, which is generally six months on average.
Deferred maintenance and reserve fee revenue—maintenance fees billed as of January first of each year and earned ratably over the year for the two resorts in St. Maarten where the Company functions as the HOA. In addition, the owners are billed for capital project assessments to repair and replace the amenities or to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue, with an equal amount recognized as consolidated resort operations expense.
Accrued guest deposits—amounts received from guests for future rentals recognized as revenue when earned.
Deferred revenue from an exchange company—unearned portion of a $5.0 million payment that the Company received in 2008 as consideration for granting the exclusive rights to Interval International to provide call center services and exchange services to the Company. In accordance with ASC 605-50, "Revenue Recognition — Customer Payments and Incentives," the $5.0 million will be recognized over the 10-year term of the agreements as a reduction of the costs incurred for the services provided by Interval International.
Deferred revenues as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Deferred mini-vacation and sampler program revenue	$38,572	$33,633
THE Club deferred revenue	31,015	41,097
Deferred maintenance and reserve fee revenue	30,642	13,335
Accrued guest deposits	2,777	2,100
Deferred revenue from an exchange company	2,193	2,350
Deferred amenity fee revenue	1,818	—
Deferred management fees and allocation revenue	413	360
Other	1,013	958
Total deferred revenues	$108,443	$93,833

Deferred Revenues
The Company records deferred revenues for payments received or billed but not earned for various activities.
Deferred mini-vacations and sampler programs revenue—sold but unused trial VOIs. This revenue is recognized when the purchaser completes a stay at one of the Company’s resorts or the trial period expires, whichever is earlier. Such revenue is recorded as a reduction to Vacation Interest carrying cost in accordance with ASC 978, with the exception of the Company’s European sampler product and a U.S. fixed-term product, both of which are three years in duration and, as such, are treated as Vacation Interest sales revenue.
THE Club deferred revenue—THE Club annual membership fees billed to members (offset by an estimated uncollectible amount) and amortized ratably over a one-year period and optional reservation protection fees recognized over an approximate life of the member's reservation, which is generally six months on average.
Deferred maintenance and reserve fee revenue—maintenance fees billed as of January first of each year and earned ratably over the year in the Company’s capacity as the HOA for the two resorts in St. Maarten. In addition, the HOA will periodically bill the owners for capital project assessments to repair and replace the amenities or to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue, with an equal amount recognized as consolidated resort operations expense.
Deferred revenue from an exchange company—unearned portion of a $5.0 million payment that the Company received in 2008 as consideration for granting the exclusive rights to Interval International to provide call center services and exchange services to the Company. In accordance with ASC 605-50, "Revenue Recognition — Customer Payments and Incentives," the $5.0 million will be recognized over the 10-year term of the agreements as a reduction of the costs incurred for the services provided by Interval International.
Accrued guest deposits—amounts received from guests for future rentals recognized as revenue when earned.

Deferred revenues consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club deferred revenue	$41,097	$38,124
Deferred mini-vacation and sampler program revenue	33,633	16,954
Deferred maintenance and reserve fee revenue	13,335	11,508
Deferred revenue from an exchange company	2,350	2,787
Accrued guest deposits	2,100	659
Deferred management fees and allocation revenue	360	—
Other	958	742
Total deferred revenues	$93,833	$70,774

In connection with the Tempus Resorts Acquisition and the Aegean Blue Acquisition, the Company assumed $1.6 million and $0.4 million, respectively, in Deferred Revenue. See Note 21— Business Combinations for further details on this acquisition.